Annual Total Returns	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allspring Government Money Market Funds - Class A | Government Money Market Fund | A
Prospectus [Line Items]
Annual Return [Percent]	3.81%		4.75%	4.58%	1.19%	0.01%	0.22%	1.66%	1.28%	0.32%	0.01%
Allspring Government Money Market Funds - Class A | Treasury Plus Money Market Fund | A
Prospectus [Line Items]
Annual Return [Percent]	3.77%		4.73%	4.59%	1.19%	0.01%	0.21%	1.64%	1.27%	0.32%	0.01%
Allspring Government Money Market Funds - Administrator Class | Government Money Market Fund | Admin
Prospectus [Line Items]
Annual Return [Percent]		4.04%	5.01%	4.84%	1.37%	0.01%	0.28%	1.92%	1.55%	0.59%	0.08%
Allspring Government Money Market Funds - Administrator Class | Treasury Plus Money Market Fund | Admin
Prospectus [Line Items]
Annual Return [Percent]		4.02%	4.98%	4.85%	1.37%	0.01%	0.27%	1.90%	1.54%	0.58%	0.04%
Allspring Government Money Market Funds - Administrator Class | 100% Treasury Money Market Fund | Admin
Prospectus [Line Items]
Annual Return [Percent]		4.06%	5.03%	4.85%	1.32%	0.01%	0.31%	1.91%	1.57%	0.60%	0.05%
Allspring Government Money Market Funds - Institutional Class | Government Money Market Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]		4.18%	5.15%	4.98%	1.47%	0.01%	0.34%	2.06%	1.69%	0.73%	0.22%
Allspring Government Money Market Funds - Institutional Class | Treasury Plus Money Market Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]		4.16%	5.13%	4.99%	1.48%	0.01%	0.33%	2.04%	1.68%	0.73%	0.18%
Allspring Government Money Market Funds - Institutional Class | 100% Treasury Money Market Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]		4.16%	5.13%	4.95%	1.40%	0.01%	0.36%	2.02%	1.68%	0.70%	0.15%
Allspring Government Money Market Funds - Select Class | Government Money Market Fund | Select
Prospectus [Line Items]
Annual Return [Percent]	4.24%		5.21%	5.05%	1.53%	0.03%	0.39%	2.12%	1.75%	0.79%	0.28%
Allspring Government Money Market Funds - Select Class | Treasury Plus Money Market Fund | Select
Prospectus [Line Items]
Annual Return [Percent]	4.22%		5.19%	5.06%	1.53%	0.01%	0.37%	2.08%	1.68%	0.72%	0.18%
Allspring Government Money Market Funds - Service Class | Government Money Market Fund | Service
Prospectus [Line Items]
Annual Return [Percent]	3.87%		4.83%	4.67%	1.25%	0.01%	0.24%	1.76%	1.39%	0.42%	0.01%
Allspring Government Money Market Funds - Service Class | Treasury Plus Money Market Fund | Service
Prospectus [Line Items]
Annual Return [Percent]	3.90%		4.87%	4.73%	1.29%	0.01%	0.24%	1.79%	1.43%	0.47%	0.01%
Allspring Government Money Market Funds - Service Class | 100% Treasury Money Market Fund | Service
Prospectus [Line Items]
Annual Return [Percent]	3.85%		4.82%	4.64%	1.17%	0.01%	0.25%	1.71%	1.37%	0.40%	0.01%
Allspring Government Money Market Funds - Sweep Class | Government Money Market Fund | Sweep
Prospectus [Line Items]
Annual Return [Percent]	3.87%		4.83%	4.67%	1.25%	0.01%	0.08%	1.48%	1.11%	0.03%	(0.63%)
Allspring Government Money Market Funds - Tribal Inclusion Class | Government Money Market Fund | Tribal Inclusion
Prospectus [Line Items]
Annual Return [Percent]		4.22%	5.19%	4.96%	1.47%	0.01%	0.34%	2.06%	1.69%	0.73%	0.22%
Government Money Market Funds - Roberts and Ryan Class | Government Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Annual Return [Percent]		4.18%	5.15%	4.95%	1.47%	0.01%	0.34%	2.06%	1.69%	0.73%	0.22%
Government Money Market Funds - Roberts and Ryan Class | Treasury Plus Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Annual Return [Percent]		4.16%	5.13%	4.96%	1.48%	0.01%	0.33%	2.04%	1.68%	0.72%	0.18%
Government Money Market Funds - Roberts and Ryan Class | 100% Treasury Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Annual Return [Percent]		4.16%	5.13%	4.92%	1.40%	0.01%	0.36%	2.02%	1.68%	0.70%	0.15%
Allspring Retail Money Market Funds - Classes A and C | Money Market Fund | A
Prospectus [Line Items]
Annual Return [Percent]		3.98%	4.90%	4.80%	1.39%	0.01%	0.38%	1.83%	1.51%	0.58%	0.03%
Allspring Retail Money Market Funds - Administrator Class | National Tax-Free Money Market Fund | Admin
Prospectus [Line Items]
Annual Return [Percent]		2.66%	3.26%	3.24%	1.02%	0.02%	0.41%	1.27%	1.19%	0.64%	0.29%
Allspring Retail Money Market Funds - Premier Class | Money Market Fund | Premier Class
Prospectus [Line Items]
Annual Return [Percent]		4.35%	5.34%	5.28%	1.75%	0.03%	0.68%	2.26%	1.94%	1.03%	0.30%
Allspring Retail Money Market Funds - Premier Class | National Tax-Free Money Market Fund | Premier Class
Prospectus [Line Items]
Annual Return [Percent]		2.72%	3.37%	3.34%	1.09%	0.02%	0.47%	1.37%	1.30%	0.74%	0.37%
Allspring Retail Money Market Funds - Service Class | Money Market Fund | Service
Prospectus [Line Items]
Annual Return [Percent]		4.06%	4.98%	4.89%	1.46%	0.01%	0.43%	1.93%	1.63%	0.73%	0.08%
Allspring Retail Money Market Funds - Service Class | National Tax-Free Money Market Fund | Service
Prospectus [Line Items]
Annual Return [Percent]		2.52%	3.23%	3.17%	0.89%	0.02%	0.36%	1.12%	1.04%	0.49%	0.18%